SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Inventory write-off			$ 66,944
Impairment of intangible asset
Income tax percentage description			greater than 50%
Penalties or interest			$ 0	$ 0
Federal corporate income tax rate					21.00%	35.00%
Income tax rate						0.34
Value added tax rate	13.00%	16.00%
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful lives			50 years